Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Shareholders Equity
SHAREHOLDERS' EQUITY

NOTE 13 - SHAREHOLDERS' EQUITY:

a.	Share capital

As of December 31, 2018 and 2017, the Company's ordinary share capital (hereinafter - "ordinary shares") is composed as follows:

	Number of shares
	Authorized		Issued and paid
	December 31,		December 31,
	2018	2017	2018	2017

Ordinary shares of no par value	1,000,000,000	1,000,000,000	81,355,693	20,198,583

The Company's ordinary shares are traded on the TASE, and, commencing August 21, 2018, the Company's ADSs are traded on the Nasdaq under the symbol "SFET". Each ADS represents 40 ordinary shares. The last reported market price for the Company's securities on December 31, 2018 was $2.97 per ADS on the Nasdaq and $0.087 per share on the TASE (based on the exchange rate reported by the Bank of Israel for that date).

b.	Tradable warrants:

On June 8, 2016 the Company made a public offering by way of issuing units of securities. As part of the issuance, offers were received to purchase 32,307 units of 3,230,700 shares, 1,292,280 Series 1 warrants and 1,292,280 Series 2 warrants, in consideration for $4,173 thousand.

The terms of the warrants, which were issued are as follows: each Series 1 warrant is exercisable into one share in consideration for 6.25 NIS until February 9, 2017. Each Series 2 warrant is exercisable into one share in consideration for 7.50 NIS until December 9, 2017.

●	Series 1 warrants

On January 30, 2017, the Company's general meeting decided to defer the exercise date of the Series 1 warrants from February 9, 2017 to April 30, 2017 and to reduce the exercise price of the warrants from 6.25 NIS to 5.50 NIS. As of April 30, 2017, 8,750 warrants were exercised before the reduction of the exercise price, for a total consideration of approximately 55 thousand NIS (approximately $14 thousand), and 1,281,529 warrants were exercised after the reduction of the exercise price, for a total consideration of approximately 7,048 thousand NIS (approximately $1,930 thousand) (99.85% of all series 1 warrants were exercised in consideration for approximately 7,103 thousand NIS (approximately $ 1,943 thousand). The remaining warrants expired on April 30, 2017.

●	Series 2 warrants

7,020 warrants were exercised in May 2017 for a total consideration of approximately 53 thousand NIS (approximately $15 thousand). On November 2017, the Company's general meeting and board of directors decided to defer the exercise date of the Series 2 warrants from December 9, 2017 to February 9, 2018 and to reduce the exercise price of the warrants from 7.50 NIS to 6.50 NIS. On February 9, 2018 the Series 2 Warrants expired with no further exercises.

Movement in the number of the Series 1 and 2 warrants are as follows:

	2018	2017		2016
	Series 2 warrants	Series 1 warrants	Series 2 warrants	Series 1 warrants	Series 2 warrants

Outstanding at beginning of year:	1,285,260	1,292,280	1,292,280	-	-
Issuance	-	-	-	1,292,280	1,292,280
Exercised	-	(1,290,279)	(7,020)	-	-
Expired	(1,285,260)	(2,001)	-	-	-
Outstanding at end of year	-	-	1,285,260	1,292,280	1,292,280

C.	Private offerings

During the years 2018, 2017 and 2016, the Company raised approximately $11.4 million, before deducting issuance expenses, in a series of private offerings, as follows:

Date of offering	Number of shares	Unit price (in NIS)	Gross proceeds (U.S. dollars in Thousands)
December 14, 2016	1,492,670	4.25	1,662
April 6, 2017	1,358,834	6	2,237
May 11, 2017	441,483	6	727
May 22, 2017	605,000	6	1,001
June 13, 2017	1,174,286	7	2,280
June 3, 2018	7,634,536	1.5-1.3	2,959
June 3, 2018	416,456	0.3	34
September 25, 2018	5,781,580	0.3	481

Date of offering	Number of warrants	Warrant exercise price (in NIS)	Expiration date
December 14, 2016	1,492,670	7.5	December 9, 2017
April 6, 2017	1,358,834	8.75	November 30, 2018
May 11, 2017	441,483	8.75	November 30, 2018
May 22, 2017	605,000	8.75	November 30, 2018
June 13, 2017	1,174,286	10	November 30, 2018
June 3, 2018	4,378,693	2.32	November 30, 2019

In connection with the private offerings, the Company used the services of brokers, who mediated between the investors and the Company. In consideration for the services rendered by those brokers, the Company awarded them fully-vested non-traded warrants, as follows:

Date of award	Number of non-traded warrants awarded	Exercise price (in NIS)	Expiration Date
April 6, 2017	11,383	6	April 9, 2022
April 6, 2017	56,558	6	April 9, 2020
May 11, 2017	22,074	6	May 11, 2020
May 22, 2017	45,375	6	June 21, 2020
June 13, 2017	84,499	10	June 21, 2020
June 3, 2018	414,042	2.3	November 30, 2019
June 3, 2018	12,893	10	November 30, 2018
August 21, 2018	14,900	2.4	November 30, 2019

The Company accounted for the said awards in accordance with the provisions of IFRS 2. The value of the services that were rendered by the brokers was treated as issuance costs, by crediting equity and allocating on a pro rata basis between the premium and finance expenses according to the proportion of equity instruments and liability instruments included in each private issuance.

As part of the private offerings, the Company has undertaken that in case that it will decide to issue additional shares over the course of up to 12 or 24 months from the respective dates of the issuances, at a price per share that is lower than the price per share that was set as part of the private issuances, it will compensate the relevant investors by issuing additional shares in accordance with the difference between the price per share of the relevant private issuance and the price per share in that future issuance, up to a minimal price that ranges between 0.88-6 NIS per share, according to the terms of the relevant issuance. In addition, the Company also undertaken to compensate certain brokers by issuing additional warrants in case of anti-dilution trigger.

Following June 3, 2018, private offering, the Company issued 416,456 shares at an exercise price of NIS 0.30 per share, reflecting the exercise price pursuant to the anti-dilution rights held by the investors, for an approximate amount of $34 thousand, and granted additional 12,893 warrants, which were also triggered by an anti-dilution clause provided in prior private offerings.

Also, following the public offering as described below, the Company issued 5,781,580 shares in consideration for NIS 0.30 per share, reflecting the exercise price pursuant to the anti-dilution rights held by the investors, for an approximate amount of $481 thousand, and granted additional 14,900 warrants which were also triggered by an anti-dilution clause provided in prior private offerings.

For accounting purposes, the Company recognized financial liabilities in respect of warrants and in respect of anti-dilution features (see above). The warrants are measured at fair value (level 1) in accordance with their quoted price. Changes are recorded to profit or loss on a periodic basis. The anti-dilution features are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis. The equity component is initially recognized by subtracting the fair value of the financial liabilities from consideration received. The equity component is not re-measured in subsequent periods. Issuance expenses of $1,545 thousand in 2018 and $663 thousand in 2017 were allocated on a pro-rata basis to the three components mentioned above.

d.	OTC listing

On June 26, 2017, the Company obtained all approvals required for listing the Company's shares as ADS that are tradable as part of the OTCQB Venture Market of the Over the Counter (OTC) market in the USA. In accordance with the approvals, the Company commenced trade as part of the ADR Level 1 program as from June 27, 2017 under the symbol SFTTY; each ADS represents 4 ordinary Company shares. In August 2018, following the Nasdaq public offering and the listing in Nasdaq, the Company's ADSs ceased to trade on the OTC market.

e.	Nasdaq Public Offering

On August 21, 2018, the Company completed an underwritten public offering on the Nasdaq of 510,438 units comprising of 510,438 American Depositary Shares ("ADSs") at a price of $14.35 per ADS, 510,438 Series A warrants to purchase up to 765,657 ADSs with an exercise price of $14.35 per ADS, and 510,438 Series B warrants to purchase up to a maximum of 1,193,407 ADSs. Each ADS represents 40 of the Company's Ordinary Shares. The Company received aggregate gross proceeds of approximately $7.335 million from the offering,

The Series A warrants has a term of six years, are exercisable immediately and have an exercise price of $14.35 per ADS. The Series B warrants will become exercisable, if at all, commencing 120 days after issuance, at the discretion of the holder thereof until exercised in full, if at the 120th day after issuance, 80% of the lowest volume weighted average price of the ADSs during the five trading days immediately prior to such date, or the Reset Price, is lower than $14.35. In such event, each Series B warrant holder will be entitled to additional ADSs at an exercise price of $0.001 per ADS with the number of ADSs exercisable equal to the aggregate investment by such holder in connection with the closing of this offering divided by the Reset Price, less any ADSs issued to such holder at the closing of this offering. In no event shall the Reset Price be less than $4.305, subject to customary adjustments for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions. In the event the right to purchase additional ADSs is not triggered on the 120th day after issuance, the Series B warrants will expire immediately.

For accounting purposes, the Company's obligation to issue a variable number of shares pursuant to the series B warrants, was classified as a financial liability measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes in the fair value were recorded to profit and loss until the reset date (see below). The equity components are initially recognized by subtracting the fair value of the financial liability from consideration received, based on the proportion of each one of them. The equity components are not re-measured in subsequent periods. Issuance expenses of $1.3 million in 2018 were allocated on a pro-rata basis to the three components mentioned above.

In connection with the offering the Company granted the underwriter a 45-day option to purchase up to 76,565 additional ADSs and Series A warrants to purchase up to an additional 114,848 ADSs and Series B warrants to purchase up to an additional 178,653 ADS. The underwriter didn't exercise the option.

The Company also granted the underwriter 25,521 warrants to purchase up to 25,521 ADSs at an exercise of $14.35 per and a term of 5 years from the issuance date.

On December 19, 2018, the Reset Price of the Series B Warrants was set at $4.305 per ADS. As a result, the Series B Warrants holders are entitled to additional 1,193,407 ADSs subject to payment of an exercise price of $0.001 per ADS. The exercise period is unlimited. As of December 31, 2018, 668,194 ADSs were exercised by the Series B warrants holders.

A total of 245,490 ADSs resulting from Series B Warrants Reset Date calculations weren't registered with the U.S. Securities and Exchange Commission. As a result, on January 2019 those warrants were cancelled and replaced with substantially similar warrants that contain a mechanism for cashless exercise (see further in Note 22(b)).

For accounting purposes, as of December 19, 2018, following the setting of the Reset Price, as described above, the fair value of the financial liability, as of such date, in the amount of $3,479 thousand, was reclassified to equity, other than the amount of ADSs not approved for registration, which is still classified as a financial liability in the statement of financial position based on fair value of the Company's share price at December 31, 2018 (a level 1 measurement).

f.	Rights conferred by shares

●	Ordinary shares

The ordinary shares confer upon their holders voting rights, the right to receive dividends, the right to a share in excess assets upon liquidation of the Company and other rights as set out in the Company's articles of association (hereinafter – the "Articles of Association").